Non-Controlling Interest (Details Narrative) (10-Q) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Jul. 08, 2014
Minority interests ownership percent by parent					3.00%	3.00%	15.00%
Noncontrolling interest	$ 37,663	$ 16,289	$ 94,912	$ 31,642	$ 61,998	$ 29,520
Net loss attributable to parent			$ 555,168	$ 171,190	$ (335,426)	$ (129,313)
Ten Individuals [Member]
Minority interests ownership percent by parent	15.60%		15.60%